Unaudited Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash	$ 17,861,214	$ 26,736,700
Bank acceptance receivables	18,374,380	22,085,846
Accounts receivable	79,052,428	68,945,792
Inventories	1,647,146	1,122,038
Prepayment and other current assets	15,329,511	16,428,779
Total current assets	132,264,679	135,319,155
Property, plant and equipment	8,617,192	8,758,047
Intangible assets	3,876,027	497,600
Investment	5,997,634	6,669,655
Other noncurrent assets	11,856,920	12,333,122
Total assets	162,612,452	163,577,579
Current liabilities
Short-term bank borrowings	7,171,128	6,089,428
Accounts payable	13,820,348	16,096,165
Taxes payable	1,451,855	1,131,276
Accrued expenses and other current liabilities	778,369	856,698
Total current liabilities	23,221,700	24,173,567
Long term loan		724,932
Total liabilities	23,221,700	24,898,499
Commitments and contingencies
Shareholders’ equity
Ordinary share, $0.0005 par value, 80,000,000 shares authorized, 23,940,000 and 23,940,000 shares issued and outstanding as of June 30, 2023 and December 31, 2022, respectively	11,970	11,970
Preferred share, $0.0005 par value, 20,000,000 shares authorized, no shares issued and outstanding as of as of June 30, 2023 and December 31, 2022
Additional paid-in capital	42,967,006	42,967,006
Statutory surplus reserves	15,665,860	15,665,860
Retained earnings	90,392,246	83,330,239
Accumulated other comprehensive income (loss)	(10,146,195)	(3,852,138)
Total shareholders’ equity	138,890,887	138,122,937
Non-controlling interest	499,865	556,143
TOTAL EQUITY	139,390,752	138,679,080
Total liabilities and shareholders’ equity	$ 162,612,452	$ 163,577,579